BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
March 31, 2024
	Shares	Value
COMMON STOCKS – 98.7%
BRAZIL – 4.8%
Renewable Power & Infrastructure – 4.8%
Equatorial Energia SA	162,480	$1,059,356
Serena Energia SA(a)	594,979	1,109,195
Total Renewable Power & Infrastructure		2,168,551
Total BRAZIL		2,168,551
CANADA – 5.0%
Renewable Power & Infrastructure – 5.0%
Boralex, Inc.	70,420	1,487,889
Fortis, Inc.	19,360	764,938
Total Renewable Power & Infrastructure		2,252,827
Total CANADA		2,252,827
DENMARK – 3.4%
Renewable Power & Infrastructure – 3.4%
Orsted A/S(a)(b)	11,810	659,929
Vestas Wind Systems A/S(a)	31,270	872,233
Total Renewable Power & Infrastructure		1,532,162
Total DENMARK		1,532,162
FRANCE – 6.1%
Clean Technology – 2.9%
Nexans SA	12,589	1,316,076
Water & Waste Infrastructure – 3.2%
Veolia Environnement SA	43,275	1,407,820
Total FRANCE		2,723,896
GERMANY – 3.1%
Renewable Power & Infrastructure – 3.1%
E.ON SE	99,900	1,390,805
Total GERMANY		1,390,805
ITALY – 5.5%
Renewable Power & Infrastructure – 5.5%
Enel SpA	372,490	2,459,000
Total ITALY		2,459,000
NEW ZEALAND – 2.8%
Renewable Power & Infrastructure – 2.8%
Mercury NZ Ltd.	308,699	1,276,709
Total NEW ZEALAND		1,276,709
SPAIN – 7.6%
Renewable Power & Infrastructure – 7.6%
EDP Renovaveis SA	83,643	1,132,712
Iberdrola SA	185,018	2,297,997
Total Renewable Power & Infrastructure		3,430,709
Total SPAIN		3,430,709
UNITED KINGDOM – 10.2%
Renewable Power & Infrastructure – 5.8%
National Grid PLC	110,868	1,493,834
SSE PLC	53,650	1,118,494
Total Renewable Power & Infrastructure		2,612,328
Water & Waste Infrastructure – 4.4%
Pennon Group PLC	86,014	702,420
Severn Trent PLC	41,550	1,296,494
Total Water & Waste Infrastructure		1,998,914
Total UNITED KINGDOM		4,611,242
UNITED STATES – 50.2%
Clean Technology – 5.1%
Carrier Global Corp.	23,640	1,374,193
Itron, Inc.(a)	5,090	470,927
Trane Technologies PLC	1,519	456,004
Total Clean Technology		2,301,124
Other Sustainable Infrastructure – 1.9%
Crown Castle, Inc.	8,180	865,689
Renewable Power & Infrastructure – 33.1%
Clearway Energy, Inc.	35,540	819,197
CMS Energy Corp.	35,230	2,125,778
Eversource Energy	26,060	1,557,606
First Solar, Inc.(a)	8,690	1,466,872
NextEra Energy, Inc.	27,250	1,741,547
NEXTracker, Inc.(a)	19,450	1,094,452
Public Service Enterprise Group, Inc.	27,830	1,858,487
Republic Services, Inc.	12,583	2,408,890
Waste Connections, Inc.	10,840	1,863,579
Total Renewable Power & Infrastructure		14,936,408
Water & Waste Infrastructure – 10.1%
American Water Works Company, Inc.	14,060	1,718,273
Waste Management, Inc.	8,993	1,916,858
Xylem, Inc.	6,925	894,987
Total Water & Waste Infrastructure		4,530,118
Total UNITED STATES		22,633,339
TOTAL COMMON STOCKS (Cost $43,386,988)		44,479,240
Total Investments – 98.7% (Cost $43,386,988)		44,479,240
Other Assets in Excess of Liabilities – 1.3%		599,857
TOTAL NET ASSETS – 100.0%		$45,079,097
The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of March 31, 2024, the total value of all such securities was $659,929 or 1.5% of net assets.

Abbreviations:
PLC	Public Limited Company

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

Brookfield Global Renewables & Sustainable Infrastructure Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$2,168,551	$–	$–	$2,168,551
Canada	2,252,827	–	–	2,252,827
Denmark	–	1,532,162	–	1,532,162
France	–	2,723,896	–	2,723,896
Germany	–	1,390,805	–	1,390,805
Italy	–	2,459,000	–	2,459,000
New Zealand	–	1,276,709	–	1,276,709
Spain	–	3,430,709	–	3,430,709
United Kingdom	–	4,611,242	–	4,611,242
United States	22,633,339	–	–	22,633,339
Total Common Stocks	27,054,717	17,424,523	–	44,479,240
Total	$27,054,717	$17,424,523	$–	$44,479,240
For further information regarding security characteristics, see the Schedule of Investments.